Debt and Credit Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Text Block]
5. Debt and Credit Arrangements

On August 31, 2011, the Company entered into a loan and security agreement that provides for a $15,000 term loan and a $15,000 revolving credit facility. As of March 31, 2012 and December 31, 2011, the Company had $15,000 in outstanding borrowings under the term loan and available credit of $15,000 under the revolving credit facility.

The loan and security agreement contains various restrictive covenants, including restrictions on the Company’s ability to dispose of assets, make acquisitions or investments, incur debt or liens, make distributions to stockholders or enter into certain types of related party transactions. The Company is also required to comply with certain financial covenants, including a minimum asset coverage ratio, and non-financial covenants.  Upon an event of default, which includes a material adverse change, the lenders may accelerate amounts outstanding, terminate the agreement and foreclose on all collateral. The Company was in compliance with all financial and non-financial covenants at March 31, 2012 and December 31, 2011.

7. Debt and Credit Arrangements

Debt was comprised of the following:

	December 31,
	2010	2011
Term loan	$—	$15,000
Note payable	15,797	—
Accrued interest related to note payable	2,043	—
Unsecured subordinated note payable	6,000	—
Capital leases	41	—
Debt discount on note payable	(151)	—
Debt discount on term loan	—	(180)
	23,730	14,820
Less current maturities	(7,267)	—
Total long-term debt, including accrued interest	$16,463	$14,820

On August 31, 2011, the Company entered into a loan and security agreement that provides for a $15,000 term loan and a $15,000 revolving credit facility. A portion of the revolving credit facility is available for letters of credit and corporate credit cards. The term loan bears interest at a per annum rate equal to the greater of (i) the current cash interest rate of LIBOR plus 10% or (ii) 10.5%, and requires monthly interest-only payments until maturity in August 2015. The revolving credit facility requires monthly interest-only payments on advances, which bear interest at a per annum rate equal to LIBOR plus 5%. In addition, when less than 50% of the revolving credit facility is drawn, the Company is required to pay a non-usage charge of 0.50% per annum of the average unused portion of the credit facility. The term loan provides for penalties for early prepayment. The term loan and revolving credit facility provide for additional interest upon an event of default and are secured by substantially all of the Company’s assets. In connection with entering into the loan and security agreement, the Company issued a convertible warrant to purchase 88,240 shares of common stock to one of the lenders. The fair value of this warrant was recorded as a discount to the term loan, with the amount of the discount being amortized as interest expense through the loan’s maturity. As of December 31, 2011, the Company had $15,000 in outstanding borrowings under the term loan and available credit of $15,000 under the revolving credit facility.

The loan and security agreement contains various restrictive covenants, including restrictions on the Company’s ability to dispose of assets, make acquisitions or investments, incur debt or liens, make distributions to stockholders or enter into certain types of related party transactions. The Company is also required to comply with certain financial covenants, including a minimum asset coverage ratio, and non-financial covenants.  Upon an event of default, which includes a material adverse change, the lenders may accelerate amounts outstanding, terminate the agreement and foreclose on all collateral. The Company was in compliance with all financial and non-financial covenants at December 31, 2011.

On November 1, 2009, the Company entered into an amended and restated note payable with a minority stockholder for $18,000, which bore interest at 6.71% and required monthly installments of $183, including interest, from November 2009 through October 2010; and $675, including interest, from November 2010 through maturity in January 2013. The note was secured by substantially all of the Company’s assets. The note also required a payment due on the maturity date of $3,200 in additional interest, which was being accrued using the effective interest method. At December 31, 2010, the total amount accrued related to this payment was $2,043, which is included in the long-term debt balance. In connection with the note payable, the Company issued certain common stock warrants (see Note 15). The fair value of these warrants has been recorded as a discount to the note payable, with $151 remaining to be amortized as interest expense as of December 31, 2010.

On November 26, 2008, the Company entered into an unsecured subordinated note payable with a minority stockholder for $6,000, which bore interest at 12% per annum and was set to mature in November 2013. In addition, incremental interest is computed at 4.25% per annum, accruing monthly, and payable monthly or, at the option of the Company, deferred and added to the outstanding principal balance. All principal and remaining interest were due upon maturity.

On August 31, 2011, the Company repaid in full the outstanding balance of $14,178, including additional interest of $3,200 ($2,668 of which had been accrued as of August 31, 2011), and prepayment penalties in the amount of $220 under the prior note payable and terminated the related amended and restated loan and security agreement. On the same date, the Company also paid $6,087 to the holders of the senior subordinated note in satisfaction of the principal, interest and other fees due thereunder. The prepayment penalties, unaccrued additional interest and other fees are included in the loss on debt extinguishment within the consolidated statement of operations for 2011.

The Company has entered into various capital leases, which were payable in monthly installments, with interest imputed at rates ranging from 12.165% to 15.566%. At December 31, 2011, there were no outstanding obligations under capital leases. Property and equipment include $88 of property under capital leases at December 31, 2010.